Vanguard® Mid-Cap Index Fund
Schedule of Investments (unaudited)
As of March 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (2.3%)
	Newmont Corp.	11,750,444	1,271,986
	Fastenal Co.	24,806,491	1,151,021
	Nucor Corp.	4,674,467	790,452
	International Paper Co.	11,407,204	407,237
	International Flavors & Fragrances Inc.	5,255,833	381,311
	Steel Dynamics Inc.	1,498,506	269,731
	LyondellBasell Industries NV Class A	2,784,000	224,279
			4,496,017
Consumer Discretionary (14.2%)
	Ross Stores Inc.	6,987,108	1,513,617
	General Motors Co.	19,527,965	1,454,833
	Royal Caribbean Cruises Ltd.	5,259,705	1,447,366
*	Warner Bros Discovery Inc.	50,893,010	1,397,522
	Target Corp.	9,781,751	1,185,548
	Electronic Arts Inc.	5,405,943	1,102,110
	Ford Motor Co.	84,651,763	976,881
	Delta Air Lines Inc.	14,109,220	937,981
	Yum! Brands Inc.	5,971,515	928,451
*	Carvana Co.	2,929,299	920,913
*	Chipotle Mexican Grill Inc.	28,135,692	900,624
	eBay Inc.	9,677,891	880,882
	Garmin Ltd.	3,534,347	820,004
	DR Horton Inc.	5,632,550	772,899
*	ROBLOX Corp. Class A	13,578,462	767,998
	Hilton Worldwide Holdings Inc.	2,476,575	753,077
*	Take-Two Interactive Software Inc.	3,800,274	750,554
*	United Airlines Holdings Inc.	7,079,358	651,797
*	Copart Inc.	18,820,550	624,842
	Carnival Corp.	24,044,628	622,275
*	AutoZone Inc.	178,960	604,488
	Expedia Group Inc.	2,527,761	583,635
	Dollar General Corp.	4,755,111	564,574
*,1	Live Nation Entertainment Inc.	3,550,661	541,511
	Tractor Supply Co.	11,370,485	515,083
*	Ulta Beauty Inc.	958,332	500,930
	PulteGroup Inc.	4,154,790	488,645
	Darden Restaurants Inc.	2,487,295	487,609
*	Dollar Tree Inc.	4,080,994	446,910
	Southwest Airlines Co.	10,613,643	398,755
	Lennar Corp. Class A	4,432,676	384,934
	Estee Lauder Cos. Inc. Class A	5,340,552	383,291
*	NVR Inc.	57,334	377,821
	Rollins Inc.	6,755,277	360,799
*	Lululemon Athletica Inc.	2,302,432	352,502
	Las Vegas Sands Corp.	6,531,717	351,929
*	Flutter Entertainment plc	3,029,631	308,871
	Fox Corp. Class A	3,903,362	227,956
*	Burlington Stores Inc.	679,722	221,168
	Genuine Parts Co.	1,486,415	157,188
	Fox Corp. Class B	2,668,083	141,675
	TKO Group Holdings Inc. Class A	674,385	135,990
*	Trade Desk Inc. Class A	4,751,876	107,820
	Lennar Corp. Class B	212,879	17,907
			28,072,165
Consumer Staples (5.1%)
	Cencora Inc.	3,992,216	1,254,115
	Corteva Inc.	14,754,768	1,235,122
	Kroger Co.	12,304,094	890,324
	Archer-Daniels-Midland Co.	10,395,114	755,621
	Sysco Corp.	10,345,882	737,972
	Keurig Dr Pepper Inc.	27,882,825	734,155

		Shares	Market Value ($000)
	Kenvue Inc.	41,405,876	713,837
	Kimberly-Clark Corp.	7,170,195	691,709
	Hershey Co.	3,198,832	665,005
	Church & Dwight Co. Inc.	5,113,096	477,154
	Constellation Brands Inc. Class A	2,996,422	449,463
	General Mills Inc.	11,526,722	429,024
	Kraft Heinz Co.	17,900,050	402,572
	Tyson Foods Inc. Class A	6,093,415	390,405
	McCormick & Co. Inc. (Non-Voting)	5,478,366	276,329
			10,102,807
Energy (8.9%)
	SLB Ltd.	32,303,106	1,660,057
	Valero Energy Corp.	6,459,790	1,596,085
	Phillips 66	8,657,220	1,577,172
	Marathon Petroleum Corp.	6,367,244	1,554,754
	Baker Hughes Co.	21,348,490	1,303,325
	ONEOK Inc.	13,605,488	1,229,800
	Cheniere Energy Inc.	4,313,951	1,224,127
	Targa Resources Corp.	4,643,660	1,164,305
	Occidental Petroleum Corp.	15,979,958	1,038,697
	Williams Cos. Inc.	13,194,741	960,313
	Diamondback Energy Inc.	4,265,808	843,734
	Kinder Morgan Inc.	20,426,803	684,911
	Devon Energy Corp.	13,394,366	674,005
	Halliburton Co.	16,284,211	634,921
	Coterra Energy Inc.	15,626,413	549,112
	EQT Corp.	6,743,309	429,144
	Texas Pacific Land Corp.	632,990	300,392
*	First Solar Inc.	1,101,057	217,195
	Venture Global Inc. Class A	1,263,292	19,909
			17,661,958
Financials (12.1%)
	Arthur J Gallagher & Co.	5,554,057	1,202,898
*	Robinhood Markets Inc. Class A	17,067,207	1,182,757
	Allstate Corp.	5,606,633	1,162,479
	Nasdaq Inc.	11,051,705	938,179
	Fifth Third Bancorp	19,435,737	902,984
	Ameriprise Financial Inc.	1,969,679	875,325
	American International Group Inc.	11,591,056	872,227
	MetLife Inc.	11,973,109	846,738
	MSCI Inc.	1,507,871	812,758
	Hartford Insurance Group Inc.	5,959,095	805,848
	Prudential Financial Inc.	7,517,629	734,397
*	Coinbase Global Inc. Class A	4,177,368	729,410
	State Street Corp.	5,720,081	723,933
*	Arch Capital Group Ltd.	7,301,927	700,912
	Huntington Bancshares Inc.	43,853,869	686,313
	M&T Bank Corp.	3,218,764	665,383
	Cboe Global Markets Inc.	2,261,055	635,515
	Willis Towers Watson plc	2,042,434	593,736
	Aflac Inc.	5,019,398	550,678
	Raymond James Financial Inc.	3,713,347	537,655
	Northern Trust Corp.	3,813,513	532,252
	Cincinnati Financial Corp.	3,361,702	528,964
	Citizens Financial Group Inc.	8,721,677	523,039
	LPL Financial Holdings Inc.	1,729,966	520,426
	Ares Management Corp. Class A	4,533,527	494,608
*	Markel Group Inc.	258,073	493,970
	Regions Financial Corp.	18,653,438	487,228
	Apollo Global Management Inc.	4,372,106	487,140
	KeyCorp	23,538,907	471,955
	T. Rowe Price Group Inc.	4,710,753	424,627
	Principal Financial Group Inc.	4,684,191	422,092
	Broadridge Financial Solutions Inc.	2,522,062	409,785
	W R Berkley Corp.	6,157,118	408,094
	Brown & Brown Inc.	6,251,080	407,633
	Loews Corp.	3,560,856	380,086
	Interactive Brokers Group Inc. Class A	4,569,921	306,505
	Tradeweb Markets Inc. Class A	2,498,514	293,975

		Shares	Market Value ($000)
*	Rocket Cos. Inc. Class A	19,845,661	282,801
	Blue Owl Capital Inc. Class A	7,199,099	65,728
	Corebridge Financial Inc.	792	19
			24,101,052
Health Care (7.4%)
	Cardinal Health Inc.	5,083,376	1,074,168
*	Edwards Lifesciences Corp.	12,546,778	1,004,746
	Zoetis Inc.	8,207,061	970,157
	Becton Dickinson & Co.	6,151,123	967,141
*	IDEXX Laboratories Inc.	1,720,068	966,489
*	Alnylam Pharmaceuticals Inc.	2,864,993	947,940
	ResMed Inc.	3,147,002	706,439
	Agilent Technologies Inc.	6,109,963	696,414
	GE HealthCare Technologies Inc.	9,353,121	665,755
*	Waters Corp.	2,119,252	631,113
*	IQVIA Holdings Inc.	3,665,961	625,193
*	Biogen Inc.	3,170,329	581,217
*	Veeva Systems Inc. Class A	3,195,993	561,408
*	Dexcom Inc.	8,314,081	522,124
	Labcorp Holdings Inc.	1,780,047	474,934
	STERIS plc	2,118,631	468,493
	Quest Diagnostics Inc.	2,373,386	465,136
	Humana Inc.	2,605,198	451,715
	West Pharmaceutical Services Inc.	1,555,862	389,961
	Zimmer Biomet Holdings Inc.	4,226,654	382,174
*	Insmed Inc.	2,328,248	380,715
*,1	Medline Inc. Class A	7,255,886	322,887
*	Centene Corp.	5,311,098	173,886
*	Insulet Corp.	760,200	159,521
			14,589,726
Industrials (20.0%)
	Howmet Aerospace Inc.	8,661,276	1,996,078
	Quanta Services Inc.	3,232,165	1,774,523
	Cummins Inc.	2,984,710	1,605,834
	CRH plc	14,435,896	1,517,501
	TransDigm Group Inc.	1,219,971	1,413,898
	L3Harris Technologies Inc.	4,034,813	1,392,616
	PACCAR Inc.	11,360,620	1,312,152
	WW Grainger Inc.	972,191	1,060,476
	AMETEK Inc.	4,946,417	1,060,314
*	Keysight Technologies Inc.	3,711,304	1,047,961
	United Rentals Inc.	1,360,921	991,513
	Ferguson Enterprises Inc.	4,224,255	985,350
	Carrier Global Corp.	17,153,520	965,915
	Westinghouse Air Brake Technologies Corp.	3,683,514	920,547
	Rockwell Automation Inc.	2,427,198	871,073
	Johnson Controls International plc	6,611,022	865,713
	FedEx Corp.	2,285,607	814,087
	Old Dominion Freight Line Inc.	4,052,292	791,818
	Vulcan Materials Co.	2,820,875	768,124
	Martin Marietta Materials Inc.	1,302,889	766,985
*	Block Inc. Class A	11,831,106	711,996
*	Axon Enterprise Inc.	1,649,966	700,724
	Ingersoll Rand Inc.	8,459,978	677,813
	Otis Worldwide Corp.	8,397,247	647,260
	Paychex Inc.	6,979,149	642,919
	Xylem Inc.	5,252,381	627,659
	Cintas Corp.	3,671,327	620,968
	Dover Corp.	2,913,381	607,294
*	Teledyne Technologies Inc.	1,000,309	605,197
[1]	Sunbelt Rentals Holdings Inc.	8,988,710	585,075
*	Fiserv Inc.	10,397,503	580,181
	PayPal Holdings Inc.	12,798,674	578,884
	Verisk Analytics Inc.	2,979,935	565,443
*	Mettler-Toledo International Inc.	439,074	553,760
	Comfort Systems USA Inc.	379,940	523,933
	Fidelity National Information Services Inc.	11,112,410	521,283
*	Fair Isaac Corp.	486,845	519,726
	PPG Industries Inc.	4,828,011	516,018

		Shares	Market Value ($000)
	Synchrony Financial	7,509,016	510,763
	Equifax Inc.	2,598,149	467,849
	Veralto Corp.	5,086,244	449,726
*	Corpay Inc.	1,435,738	417,785
	Expeditors International of Washington Inc.	2,884,000	413,075
	Packaging Corp. of America	1,927,234	408,998
	Snap-on Inc.	1,121,406	407,317
*	Rocket Lab Corp.	6,129,185	393,616
*	Bloom Energy Corp. Class A	2,878,785	390,047
	Fortive Corp.	6,650,566	367,643
	HEICO Corp. Class A	1,638,693	345,912
	Dow Inc.	7,623,428	317,516
	Global Payments Inc.	4,574,722	307,879
	Hubbell Inc. Class B	574,211	281,788
[1]	HEICO Corp.	893,147	244,901
*	Trimble Inc.	2,526,867	164,827
*	Symbotic Inc. Class A	714,543	38,014
			39,636,267
Real Estate (5.4%)
	Digital Realty Trust Inc.	7,422,964	1,337,692
	Realty Income Corp.	20,142,511	1,232,319
	Public Storage	3,412,261	924,313
*	CBRE Group Inc. Class A	6,376,242	863,726
	Ventas Inc.	10,260,318	839,089
	Crown Castle Inc.	9,420,357	765,969
	Simon Property Group Inc.	3,334,312	621,949
	Iron Mountain Inc.	6,071,337	620,127
	Extra Space Storage Inc.	4,561,155	598,104
	VICI Properties Inc. Class A	21,436,675	585,650
	AvalonBay Communities Inc.	3,058,816	499,658
	Equity Residential	7,748,270	458,310
	SBA Communications Corp.	2,301,789	396,161
*	CoStar Group Inc.	9,068,796	365,835
	Weyerhaeuser Co.	7,783,407	190,149
	Essex Property Trust Inc.	696,289	168,502
	Invitation Homes Inc.	6,252,770	155,381
			10,622,934
Technology (13.5%)
	Vertiv Holdings Co. Class A	8,120,089	2,034,732
	Western Digital Corp.	7,324,067	1,981,087
	Seagate Technology Holdings plc	4,710,928	1,845,553
*	Cloudflare Inc. Class A	6,517,458	1,344,812
	TE Connectivity plc	6,338,906	1,324,958
	Corning Inc.	8,340,237	1,134,022
*	DoorDash Inc. Class A	7,527,875	1,130,310
	Monolithic Power Systems Inc.	999,618	1,092,932
	Teradyne Inc.	3,382,000	1,002,628
	Marvell Technology Inc.	9,426,317	933,677
*	Strategy Inc.	6,785,683	846,853
*	Datadog Inc. Class A	7,091,623	837,166
	Roper Technologies Inc.	2,223,500	786,808
	Microchip Technology Inc.	11,689,839	755,280
	Hewlett Packard Enterprise Co.	28,705,609	683,481
	Cognizant Technology Solutions Corp. Class A	10,331,348	633,828
*	Workday Inc. Class A	4,601,439	597,819
*	Autodesk Inc.	2,289,902	548,202
*	Snowflake Inc. Class A	3,511,442	529,596
*	ON Semiconductor Corp.	8,511,848	527,054
*	Fortinet Inc.	6,393,732	522,496
*	CoreWeave Inc. Class A	6,260,458	484,998
*	Coherent Corp.	2,025,053	482,388
	VeriSign Inc.	1,782,871	442,794
*	Zoom Communications Inc.	5,450,198	438,141
	NetApp Inc.	4,145,324	424,440
*	MongoDB Inc.	1,670,369	408,856
*	Reddit Inc. Class A	2,866,015	385,909
	HP Inc.	19,756,696	379,526
*	Zscaler Inc.	2,257,832	316,751
	SS&C Technologies Holdings Inc.	4,434,643	299,649

			Shares	Market Value ($000)
		Qnity Electronics Inc.	2,264,613	261,291
*,1		Super Micro Computer Inc.	10,998,902	250,445
*		Atlassian Corp. Class A	3,664,194	250,081
		Leidos Holdings Inc.	1,365,202	212,316
		CDW Corp.	1,393,356	168,624
*		Tyler Technologies Inc.	464,284	158,962
*		HubSpot Inc.	540,991	132,056
*		GoDaddy Inc. Class A	1,439,598	119,012
*		Pinterest Inc. Class A	6,003,012	110,095
				26,819,628
Telecommunications (1.5%)
		Motorola Solutions Inc.	3,578,637	1,553,021
*		Ciena Corp.	1,527,986	593,210
*		Lumentum Holdings Inc.	771,216	541,980
*,1		Charter Communications Inc. Class A	1,778,147	383,866
				3,072,077
Utilities (9.3%)
		Constellation Energy Corp.	6,653,653	1,858,033
		Dominion Energy Inc.	18,984,019	1,173,592
		Vistra Corp.	7,319,653	1,100,363
		Entergy Corp.	9,785,661	1,099,517
		Xcel Energy Inc.	13,477,187	1,070,628
		Exelon Corp.	21,808,584	1,069,057
		Waste Connections Inc.	5,523,370	897,216
		Consolidated Edison Inc.	7,804,013	883,258
		Public Service Enterprise Group Inc.	10,774,027	872,158
		WEC Energy Group Inc.	7,031,912	814,084
		PG&E Corp.	46,242,276	812,477
		Sempra	7,049,711	685,020
		Ameren Corp.	5,971,342	656,370
		CenterPoint Energy Inc.	14,103,541	608,709
		Edison International	8,312,560	608,313
		FirstEnergy Corp.	11,843,414	599,987
		PPL Corp.	15,418,619	588,991
		American Water Works Co. Inc.	4,217,017	573,894
		Eversource Energy	8,111,700	561,979
		DTE Energy Co.	3,813,406	557,596
		CMS Energy Corp.	6,619,564	513,546
		Alliant Energy Corp.	5,554,828	398,614
		NiSource Inc.	5,169,043	241,188
		Evergy Inc.	2,357,281	193,108
				18,437,698
Total Common Stocks (Cost $125,603,938)				197,612,329
		Coupon
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund (Cost $669,421)	3.687%	6,695,212	669,454
Total Investments (100.0%) (Cost $126,273,359)				198,281,783
Other Assets and Liabilities—Net (0.0%)				34,731
Net Assets (100%)				198,316,514
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $167,694.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $171,351 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2026	50	16,427	(6)
E-mini S&P Mid-Cap 400 Index	June 2026	90	30,568	(3)
				(9)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Coinbase Global Inc. Class A	2/1/2027	GSI	81,328	(3.640)	—	(11,599)
CRSP US Mid Cap TR Index	8/31/2026	BANA	137,438	(4.440)	—	(1,245)
Global Payments Inc.	8/31/2026	BANA	39,987	(4.299)	—	(1,985)
NetApp Inc.	8/31/2026	BANA	12,396	(4.320)	—	(373)
PayPal Holdings Inc.	8/31/2026	BANA	317,987	(4.354)	2,502	—
Raymond James Financial Inc.	3/12/2027	CITNA	17,079	(4.140)	68	—
Vertiv Holdings Co. Class A	8/31/2026	BANA	40,043	(3.640)	—	(3,729)
VICI Properties Inc. Class A	8/31/2026	BANA	42,887	(4.339)	1,083	—
VICI Properties Inc. Class A	3/12/2027	CITNA	1,765	(4.090)	60	—
					3,713	(18,931)
1 Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/(paid) monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of March 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	197,612,329	—	—	197,612,329
Temporary Cash Investments	669,454	—	—	669,454
Total	198,281,783	—	—	198,281,783

Derivative Financial Instruments
Assets
Swap Contracts	—	3,713	—	3,713
Liabilities
Futures Contracts[1]	(9)	—	—	(9)
Swap Contracts	—	(18,931)	—	(18,931)
Total	(9)	(18,931)	—	(18,940)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.